Employee benefits - Underfunded pension plans - Assets by category (Details) - Underfunded pension plans - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets by category
Cash and cash equivalents	$ 56	$ 21
Equity securities	1,411	1,188
Real estate	55	51
Loans to participants	3	3
Others	167	165
Total	3,726	3,273
Level 1
Assets by category
Cash and cash equivalents		3
Equity securities	1,409	1,186
Others	2
Total	1,618	1,347
Level 2
Assets by category
Cash and cash equivalents	56	18
Equity securities	2	2
Total	1,673	1,494
Level 3
Assets by category
Real estate	55	51
Loans to participants	3	3
Others	165	165
Total	435	432
Corporate
Assets by category
Debt securities	507	374
Corporate | Level 2
Assets by category
Debt securities	507	374
Government
Assets by category
Debt securities	790	796
Government | Level 1
Assets by category
Debt securities	156	116
Government | Level 2
Assets by category
Debt securities	634	680
Fixed income
Assets by category
Investments funds	388	338
Fixed income | Level 1
Assets by category
Investments funds	49	42
Fixed income | Level 2
Assets by category
Investments funds	339	296
Investments in equity securities
Assets by category
Investments funds	137	124
Investments in equity securities | Level 1
Assets by category
Investments funds	2
Investments in equity securities | Level 2
Assets by category
Investments funds	135	124
Private Equity funds
Assets by category
Structured investments	212	213
Private Equity funds | Level 3
Assets by category
Structured investments	$ 212	$ 213